Subsequent Events (Details) $ / shares in Units, $ in Billions	Apr. 23, 2026 MXN ($) Intallment $ / shares	May 14, 2025 Intallment $ / shares	Apr. 29, 2024 Intallment $ / shares	Mar. 22, 2026
Subsequent Event [Abstract]
Dividends paid, ordinary shares (in dollars per share)		$ 0.52	$ 0.48
Number of installments for dividends to be paid | Intallment		2	2
Subsequent Events [Member]
Subsequent Event [Abstract]
Dividends paid, ordinary shares (in dollars per share)	$ 0.54
Percentage of voting rights in subsidiary acquired during the period				73.00%
Shares authorized for repurchase | $	$ 10
Number of installments for dividends to be paid | Intallment	2
Series B Common Stock [Member] | Subsequent Events [Member]
Subsequent Event [Abstract]
Dividends paid, ordinary shares (in dollars per share)	$ 0.27